CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement of comprehensive income [abstract]
Consolidated profit/(loss) for the period	€ 18,625	€ 16,779	[1]	€ 14,208	[1]
Fair value remeasurement to cash flow hedges	(910)	(482)		149
of which, reclassified to the income statement	532	(353)		(98)
of which, recognized in equity during the period	(1,442)	(129)		247
Gains and losses from remeasurement of financial assets	57	3		6
of which, recognized in equity during the period	57	3		6
Exchange differences on translating foreign operations	(1,927)	2,013		2,005
Income tax benefit/(expense)	245	89		(54)
Share of Other comprehensive income/(loss) for equity method investees	(221)	(7)		(47)
Amounts to be potentially reclassified to profit or loss	(2,756)	1,616		2,059
Actuarial gains and losses on defined benefit pension obligations	(228)	1,753		2,488
Share of Other comprehensive income/(loss) for equity method investees	2	(5)		8
Income tax (expense)/benefit	41	(379)		(729)
Amounts not to be reclassified to profit or loss	(185)	1,369		1,767
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	15,684	19,764		18,034
Total consolidated comprehensive income/(loss) for the period, attributable to equity holders of the parent	15,658	19,781		18,020
Total consolidated comprehensive income/(loss) for the period, attributable to non-controlling interests	€ 26	€ (17)		€ 14

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information